Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (22,066)	$ (29,407)	$ (22,795)
(Provisions) recoveries, net	(6,096)	3,480	(7,768)
Amounts written off as uncollectible	9,660	3,405	87
Foreign currency translation	551	162	1,461
Other	3,409	294	(392)
Balance at end of year	$ (15,644)	$ (22,066)	$ (29,407)